Long-Term Borrowing (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 30, 2022 CNY (¥)	Dec. 30, 2022 USD ($)	Jan. 01, 2021 CNY (¥)	Jan. 01, 2021 USD ($)
Short-Term Borrowings [Abstract]
Maturing year	1 year	1 year
Loan amount					¥ 5,000,000	$ 717,916	¥ 5,000,000	$ 784,228
Interest rate of long term debt					4.15%	4.15%	4.35%	4.35%
Debt repaid			¥ 550,000		¥ 50,000	$ 7,179
Remaining loan amount					¥ 3,800,000	$ 545,616
Interest expenses	¥ 172,578	$ 24,779	¥ 197,103